Non-Related Party Note Payable (Details) - USD ($)	3 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2014
Non Related Party Note Payable (Textual)
Aggregate principal amount		$ 50,000		$ 242,498
Accrued Interest		34,772	$ 19,542
Senior Promissory Note [Member]
Non Related Party Note Payable (Textual)
Aggregate principal amount	$ 281,429	277,270		$ 242,498
Accrued Interest	$ 38,931	$ 34,772
Debt, description
The payables arose in connection with professional services rendered by attorneys for the Company prior to and through December 31, 2014, and the Note had an original maturity date of December 31, 2015, which was extended to June 30, 2016 or such later date as the lender may agree to in writing.

Bears interest				6.00%